Vanguard 500 Index Fund

Supplement to the Prospectus and Summary Prospectus Dated April 27, 2017

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Managers

Donald M. Butler, CFA, Principal of Vanguard. He has co-managed the Portfolio since 2016.

Michelle Louie, CFA, Portfolio Manager at Vanguard. She has co-managed the Portfolio since 2017.

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisor:

The managers primarily responsible for the day-to-day management of the Fund are:

Donald M. Butler, CFA, Principal of Vanguard. He has been with Vanguard since 1992, has managed investment portfolios since 1997, and has co-managed the Fund since 2016. Education: B.S.B.A., Shippensburg University.

Michelle Louie, CFA, Portfolio Manager at Vanguard. She has been with Vanguard since 2010; has worked in investment management since 2012; has managed investment portfolios since 2016; and has co-managed the Fund since 2017. Education: B.S., The American University; M.B.A., The Georgia Institute of Technology.

CFA® is a registered trademark owned by CFA Institute.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 40 112017

Vanguard U.S. Stock Index Mid-Capitalization Funds

Supplement to the Prospectus and Summary Prospectus Dated April 27, 2017

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor” for Vanguard Extended Market Index Fund:

Portfolio Managers

Donald M. Butler, CFA, Principal of Vanguard. He has managed the Fund since 1997 (co-managed since 2016).

William A. Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2017.

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisor:

The managers primarily responsible for the day-to-day management of the Fund are:

Donald M. Butler, CFA, Principal of Vanguard. He has been with Vanguard since 1992; has managed investment portfolios, including the Extended Market Index Fund, since 1997 (co-managed since 2016); has managed the Mid-Cap Index and Mid-Cap Value Index Funds since their inceptions in 1998 and 2006, respectively (co-managed since 2016); and has managed the Mid-Cap Growth Index Fund since 2013 (co-managed since 2016). Education: B.S.B.A., Shippensburg University.

(over, please)

William Coleman, CFA, Portfolio Manager at Vanguard. He has worked in investment management since joining Vanguard in 2006; and has co-managed Extended Market Index Fund since 2017. Education: B.S., King’s College; M.S., Saint Joseph’s University.

Michael A. Johnson, Portfolio Manager at Vanguard. He has been with Vanguard since 1999; has worked in investment management since 2007; has managed investment portfolios since 2010; and has co-managed the Mid-Cap Index, Mid-Cap Value Index, and Mid-Cap Growth Index Funds since 2016. Education: B.S.B.A., Shippensburg University.

CFA® is a registered trademark owned by CFA Institute.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 859 112017

Vanguard Index Funds

Supplement to the Statement of Additional Information Dated April 27, 2017

Changes to Vanguard 500 Index Fund and Vanguard Extended Market Index Fund

Michelle Louie replaces Scott E. Geiger as co-manager of Vanguard 500 Index Fund and William A. Coleman replaces Mr. Geiger as co-manager of Vanguard Extended Market Index Fund. All references to Scott E. Geiger are removed. The Funds’ investment objectives, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

In the Investment Advisory Services section, the following is added to the first paragraph under the heading “1. Other Accounts Managed” on page B-42:

Michelle Louie co-manages Vanguard 500 Index Fund; as of October 31, 2017, the Fund held assets of $367 billion. As of October 31, 2017, Ms. Louie also co-managed 3 other registered investment companies with total assets of $407 billion (none of which had advisory fees based on account performance).

Within the same section, the following is added to the first paragraph on page B-42:

William A. Coleman co-manages Vanguard Extended Market Index Fund; as of October 31, 2017, the Fund held assets of $61 billion. As of October 31, 2017, Mr. Coleman also co-managed 51 other registered investment companies with total assets of $635 billion, managed 1 other pooled investment vehicle with total assets of $6 billion, and managed 1 other account with total assets of $4.5 billion (none of which had advisory fees based on account performance).

In the Investment Advisory Services section, the following replaces the second paragraph under the heading “4. Ownership of Securities” on page B-44:

As of October 31, 2017, Ms. Louie owned shares of Vanguard 500 Index Fund within the $100,001–$500,000 range. As of the same date, none of the other named portfolio managers owned any shares of the Funds they managed.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 040A 112017